Goodwill and Intangible Assets - Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
Goodwill	$ 951,190		$ 944,298	$ 944,298	$ 830,008
Accumulated goodwill impairments	32,200		32,200	32,200
Amortization expense	$ 41,622	$ 45,479	$ 60,226	51,372
Acquired finite lived intangible assets weighted average useful life	13 years 1 month 6 days		13 years 8 months 12 days
Residential Segment [Member]
Goodwill [Line Items]
Goodwill	$ 910,800		$ 903,909	903,909
Commercial Segment [Member]
Goodwill [Line Items]
Goodwill	$ 40,389		$ 40,389	$ 40,389